Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 22 - SUBSEQUENT EVENTS

Subsequent to December 31, 2014, the Company has declared cash dividends on preferred shares totaling $25.

On January 15, 2015, the Company filed a Form S-1 Registration Statement with the SEC for an initial public offering of the Company’s common stock with a proposed minimum offering price of $50 million.

As discussed in “NOTE 6 – PREMISES AND EQUIPMENT AND RELATED PARTY LEASES,” the Company entered into agreements to sell three buildings acquired on July 1, 2014 as part of the MidSouth acquisition. The sales of these buildings settled on February 19, 2015, and the sale resulted in a gain of $15.

On February 26, 2015, the Company’s annual shareholders’ meeting was held , and shareholders approved amending: (1) the Company’s Charter, to increase the number of authorized shares of the Company’s Common Stock from 10 million to 20 million; and (2) the Company’s 2007 Omnibus Equity Incentive Plan, to increase the number of shares of the Company’s Common Stock available for issuance under the plan from 2 million to 4 million.